Royalties	12 Months Ended
Apr. 30, 2025
Royalties And Royalty Options
Royalties

7. Royalties

($)
Balance, as at April 30, 2023	46,864
Additions	75
Depletion	(459)
Foreign currency translation	291
Balance, as at April 30, 2024	46,771
Additions	11,584
Depletion	(661)
Foreign currency translation	25
Balance, as at April 30, 2025	57,719

	Cost				Accumulated Depletion			Carrying Amount
	April 30, 2024	Additions	Foreign Currency Translation	April 30, 2025	April 30, 2024	Depletion	April 30, 2025	April 30, 2025
	($)	($)	($)	($)	($)	($)	($)	($)
Anderson project	7,880	—	12	7,892	—	—	—	7,892
Churchrock project	805	4,878	—	5,683	—	—	—	5,683
Cigar Lake project	4,704	—	—	4,704	—	—	—	4,704
Dawn Lake project	282	—	—	282	—	—	—	282
Dewey-Burdock project	1,469	—	2	1,471	—	—	—	1,471
Energy Queen project	69	—	1	70	—	—	—	70
Lance project	1,811	—	2	1,813	—	—	—	1,813
Langer Heinrich project	2,822	—	—	2,822	—	(65)	(65)	2,757
McArthur River project	11,543	—	—	11,543	(606)	(596)	(1,202)	10,341
Michelin project	4,262	—	—	4,262	—	—	—	4,262
Millennium and Cree Extension project	—	6,024	—	6,024	—	—	—	6,024
Reno Creek project	310	—	—	310	—	—	—	310
Roca Honda project	170	—	—	170	—	—	—	170
Roughrider, Russell Lake and Russell Lake South projects	5,998	—	—	5,998	—	—	—	5,998
Salamanca project	—	682	—	682	—	—	—	682
San Rafael project	555	—	1	556	—	—	—	556
Slick Rock project	3,127	—	5	3,132	—	—	—	3,132
Whirlwind project	69	—	—	69	—	—	—	69
Workman Creek project	1,501	—	2	1,503	—	—	—	1,503
	47,377	11,584	25	58,986	(606)	(661)	(1,267)	57,719

The Company's royalties are detailed below:

Anderson, Slick Rock and Workman Creek Projects

The Company holds a 1% net smelter return royalty for uranium on Anderson project, Slick Rock project, and Workman Creek project in the USA.

7. Royalties (continued)

Cigar Lake, McArthur River and Dawn Lake Projects

The Company holds (i) a 1% gross overriding royalty on an approximate 9% share of uranium production derived from an approximate 30.195% ownership interest of Orano Canada Inc. ("Orano") on the McArthur River project located in Saskatchewan, Canada; (ii) a 10% to 20% sliding scale net profit interest ("NPI") royalty on a 3.75% share of overall uranium production, drawn from Orano's approximate 40.453% ownership interest in the Waterbury Lake / Cigar Lake project (the "Cigar Lake Project") located in Saskatchewan, Canada, and (iii) a 10% to 20% sliding scale NPI royalty on a 7.5% share of overall uranium production from the Dawn Lake project located in Saskatchewan, Canada. The sliding scale NPI royalty on the Cigar Lake Project and the Dawn Lake project will decrease to 10% after the combined production on the Cigar Lake and Dawn Lake projects reach 200 million pounds U3O8.

The Company has elected to receive royalty proceeds from the McArthur River mine through delivery of physical uranium. As a result, the Company recorded a depletion of $596 (2024: $459) on the McArthur River royalty and an increase in inventory by the same amount during the year ended at April 30, 2025.

Churchrock Project

During the year ended April 30, 2025, the Company acquired an additional royalty on a portion of the Churchrock uranium project. The royalty is structured as a gross overriding royalty of 6% "Mine Price", which anticipates recovery of reasonable and actual costs to transport the mineral to the final point of sale. The acquisition cost of $4,878 was paid in cash. As at April 30, 2025, the Company holds a 4% net smelter return royalty on the entire Churchrock property and a 6% gross overriding royalty on a portion of the Churchrock property in the USA.

Dewey-Burdock Project

The Company holds a 30% net proceeds royalty and a 2% to 4% gross value royalty on a portion of the Dewey-Burdock property in the USA.

Energy Queen, San Rafael and Whirlwind Projects

The Company holds a 1% gross value royalty on portions of the Energy Queen project, a 2% net smelter return royalty on portions of the San Rafael project and a 2% to 4% sliding scale gross value royalty on portions of the Whirlwind project in the USA. The Company may choose to take product payment in physical ore or concentrates produced from the Energy Queen and Whirlwind projects.

Lance Project

The Company holds a 4% gross revenues royalty on a portion of the Lance property and an additional 1% gross revenues royalty which covers the entirety of the current permitted project area in the USA.

Langer Heinrich Project

The Company holds a production royalty of Australian $0.12 per kilogram of yellow cake produced from the Langer Heinrich uranium project in Namibia.

Michelin Project

The Company holds a 2% gross revenues royalty on the Michelin property in Canada.

Millennium and Cree Extension Projects

During the year ended April 30, 2025, the Company acquired a 10% NPI royalty on an approximate 20.6955% participating interest in the Millennium and Cree Extension projects in Saskatchewan, Canada. As a profit-based NPI interest, the acquired royalty is calculated based upon generated revenue, with deductions for certain expenses and costs, which include cumulative expense accounts, including development costs. The acquisition cost of $6,024 was paid in cash.

7. Royalties (continued)

Reno Creek Project

The Company holds a 0.5% net profit interest royalty, with a maximum amount payable thereunder of US$2.5 million, on a portion of the Reno Creek property in the USA.

Roca Honda Project

The Company holds a 4% gross revenues royalty on a portion of the Roca Honda property in the USA. The royalty is subject to the right of the payor to purchase the royalty for US$5 million at any time prior to the first royalty payment becoming due thereunder.

Roughrider, Russell Lake and Russell Lake South Projects

The Company holds a 1.98% net smelter return royalty on the Roughrider, Russell Lake and Russell Lake South properties in Canada. The royalties on the Roughrider, Russell Lake and Russell Lake South projects are represented by the same royalty instrument.

Salamanca Project

During the year ended April 30, 2025, the Company acquired a 0.375% net smelter return royalty on the Salamanca project, including the Retortillo, Zona 7 and Alameda projects, located in Spain. The acquisition cost of $682 was paid in cash.